Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of related party transactions

	Balances at December 31, 2023				Balances at December 31, 2022
Statement of financial position	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total
Assets
Current
Trade accounts receivable		8	6	14		12	2	14
Inventories(advance to suppliers)		56		56		61		61
Dividends and interest on capital			3	3			4	4
Other receivables - Related parties					11			11

Non-current
Other receivables - Related parties		26	30	56		6		6
Total assets		90	39	129	11	79	6	96

Liabilities
Current
Trade payables	33	1,057	13	1,103	126	138	14	278
Other payables		255		255		233		233

Non-current
Trade payables					3			3
Loan from non-controlling shareholders of Braskem Idesa			2,490	2,490			2,498	2,498
Total liabilities	33	1,312	2,503	3,848	129	371	2,512	3,012

	Year ended December 31, 2023				Year ended December 31, 2022				Year ended December 31, 2021
	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total
Transactions
Sale of products		123	337	460		182	438	620		172	541	713
Purchases of raw materials, finished goods services and utilities	(254)	(16,185)	(155)	(16,595)	(334)	(22,900)	(25)	(23,259)	(306)	(19,833)	(7)	(20,146)
Financial income			434	434			190	190
Financial expenses			(141)	(141)	(1)	(34)	(149)	(184)	(0)	(12)	(246)	(258)
General and administrative expenses			(64)	(64)			(45)	(45)			(67)	(67)
Other income (expenses)	(11)	27	1	17		51		51		(217)		(217)

Schedule of key management personnel compensation

Statement of profit or loss transactions	2023	2022	2021
Remuneration
Short-term benefits	63	83	120
Post-employment benefit	1	2	2
Long term incentive plan	10	17	14
Total	74	102	136